UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02554
Name of Registrant: Vanguard Money Market Reserves
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: August 31
Date of reporting period: November 30, 2017
Item 1: Schedule of Investments

Vanguard Prime Money Market Fund

Schedule of Investments (unaudited)
As of November 30, 2017

				Face	Market
			Maturity	Amount	Value
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (29.5%)
2	Federal Home Loan Bank Discount Notes	1.133%	1/12/18	841,000	839,795
2	Federal Home Loan Bank Discount Notes	1.153%	1/17/18	291,732	291,260
	United States Cash Management Bill	1.045%	1/2/18	12,780	12,767
	United States Treasury Bill	1.136%	1/4/18	687,395	686,661
	United States Treasury Bill	1.136%	2/1/18	2,500,000	2,495,010
	United States Treasury Bill	1.118%	2/8/18	3,500,000	3,492,034
	United States Treasury Bill	1.226%	2/15/18	4,003,000	3,993,049
	United States Treasury Bill	1.268%	5/3/18	2,250,000	2,237,951
	United States Treasury Bill	1.309%	5/10/18	2,000,000	1,988,445
	United States Treasury Bill	1.381%	5/17/18	4,000,000	3,974,764
	United States Treasury Bill	1.425%	5/24/18	5,000,000	4,965,804
	United States Treasury Bill	1.445%	5/31/18	2,000,000	1,985,570
3	United States Treasury Floating Rate Note	1.459%	10/31/18	1,500,000	1,500,014
Total U.S. Government and Agency Obligations (Cost $28,463,124)					28,463,124
Commercial Paper (34.0%)
Bank Holding Company (0.5%)
4	ABN Amro Funding USA LLC	1.356%	1/16/18	29,750	29,699
4	ABN Amro Funding USA LLC	1.356%	1/18/18	59,500	59,393
4	ABN Amro Funding USA LLC	1.417%	2/8/18	263,000	262,289
4	ABN Amro Funding USA LLC	1.417%	2/9/18	19,000	18,948
4	ABN Amro Funding USA LLC	1.417%	2/12/18	89,000	88,745
					459,074
Finance—Auto (1.1%)
	Toyota Motor Credit Corp.	1.275%	1/9/18	198,000	197,728
	Toyota Motor Credit Corp.	1.276%	1/16/18	198,000	197,679
	Toyota Motor Credit Corp.	1.276%	1/17/18	99,000	98,836
	Toyota Motor Credit Corp.	1.376%	2/8/18	198,000	197,480
	Toyota Motor Credit Corp.	1.387%	2/13/18	198,000	197,438
	Toyota Motor Credit Corp.	1.397%	2/16/18	198,000	197,411
					1,086,572
Finance—Other (0.4%)
5	GE Capital Treasury Services US LLC	1.399%	1/24/18	63,500	63,500
5	GE Capital Treasury Services US LLC	1.323%	3/2/18	99,000	99,000
	GE Capital Treasury Services US LLC	1.339%	3/13/18	31,250	31,132
	GE Capital Treasury Services US LLC	1.400%	4/3/18	61,000	60,710
	GE Capital Treasury Services US LLC	1.430%	4/9/18	49,500	49,248
	GE Capital Treasury Services US LLC	1.471%	4/19/18	30,750	30,577
					334,167
Foreign Banks (28.9%)
4,5	Australia & New Zealand Banking Group Ltd.	1.394%	1/22/18	117,000	117,000
4,5	Australia & New Zealand Banking Group Ltd.	1.407%	3/21/18	156,000	156,000
4,5	Australia & New Zealand Banking Group Ltd.	1.404%	3/22/18	121,500	121,491
4,5	Australia & New Zealand Banking Group Ltd.	1.437%	6/21/18	156,000	156,000
4,5	Australia & New Zealand Banking Group Ltd.	1.479%	7/26/18	63,000	62,996
4,5	Australia & New Zealand Banking Group Ltd.	1.403%	8/2/18	107,000	107,000
4,5	Australia & New Zealand Banking Group Ltd.	1.416%	8/14/18	161,500	161,489
4,5	Australia & New Zealand Banking Group Ltd.	1.412%	9/6/18	220,000	219,992
4,5	Australia & New Zealand Banking Group Ltd.	1.494%	9/24/18	135,500	135,494

4,5	Australia & New Zealand Banking Group, Ltd.	1.550%	11/29/18	524,500	524,500
4,5	Australia & New Zealand Banking Group, Ltd.	1.394%	1/22/18	240,000	240,000
4	Australia & New Zealand Banking Group, Ltd.	1.395%	3/1/18	99,000	98,657
4,5	Australia & New Zealand Banking Group, Ltd.	1.403%	8/7/18	240,000	240,000
4,5	Australia & New Zealand Banking Group, Ltd.	1.404%	8/8/18	89,000	88,997
4,5	Australia & New Zealand Banking Group, Ltd.	1.404%	8/9/18	118,000	118,000
4	Bank Nederlandse Gemeenten NV	1.210%	12/1/17	493,700	493,700
4	Bank Nederlandse Gemeenten NV	1.190%	12/4/17	21,834	21,832
4	Bank Nederlandse Gemeenten NV	1.210%	12/5/17	460,308	460,246
4	Bank Nederlandse Gemeenten NV	1.210%	12/6/17	383,393	383,329
4	Bank Nederlandse Gemeenten NV	1.190%	12/7/17	369,250	369,177
4	Bank Nederlandse Gemeenten NV	1.210%	12/8/17	153,500	153,464
4,5	Bank of Nova Scotia	1.404%	12/22/17	156,000	156,000
4,5	Bank of Nova Scotia	1.353%	1/2/18	185,000	185,000
4	Bank of Nova Scotia	1.511%	4/23/18	155,000	154,076
4,5	Bank of Nova Scotia	1.363%	5/3/18	289,000	289,000
4,5	Bank of Nova Scotia	1.414%	6/18/18	531,000	531,000
	BNP Paribas SA (New York Branch)	1.170%	12/1/17	600,000	600,000
4	BPCE SA	1.170%	12/5/17	395,000	394,949
4,5	Canadian Imperial Bank of Commerce	1.459%	2/26/18	378,000	378,000
4,5	Canadian Imperial Bank of Commerce	1.479%	4/26/18	440,000	440,000
4,5	Commonwealth Bank of Australia	1.786%	1/12/18	75,000	75,000
4,5	Commonwealth Bank of Australia	1.712%	1/25/18	248,000	248,000
4,5	Commonwealth Bank of Australia	1.713%	1/29/18	182,000	182,000
4,5	Commonwealth Bank of Australia	1.689%	2/26/18	63,000	63,000
4,5	Commonwealth Bank of Australia	1.582%	3/1/18	100,000	100,000
4,5	Commonwealth Bank of Australia	1.583%	3/2/18	350,000	349,995
4,5	Commonwealth Bank of Australia	1.445%	5/11/18	100,000	100,000
4,5	Commonwealth Bank of Australia	1.466%	5/17/18	148,000	148,000
4,5	Commonwealth Bank of Australia	1.483%	5/18/18	99,000	99,000
4,5	Commonwealth Bank of Australia	1.402%	6/4/18	99,000	98,997
4,5	Commonwealth Bank of Australia	1.410%	6/15/18	99,000	99,000
4,5	Commonwealth Bank of Australia	1.415%	7/13/18	300,000	300,000
4,5	Commonwealth Bank of Australia	1.413%	8/2/18	132,000	131,991
4,5	Commonwealth Bank of Australia	1.413%	8/3/18	110,000	110,000
4,5	Commonwealth Bank of Australia	1.424%	8/9/18	268,000	268,000
4,5	Commonwealth Bank of Australia	1.540%	8/30/18	190,000	190,000
4,5	Commonwealth Bank of Australia	1.518%	9/24/18	136,000	136,001
4,5	Commonwealth Bank of Australia	1.528%	9/28/18	180,000	180,000
	Credit Agricole Corporate and Investment Bank
	(New York Branch)	1.070%	12/1/17	1,805,000	1,805,000
4	DNB Bank ASA	1.314%	12/11/17	237,000	236,914
4	DNB Bank ASA	1.314%	12/13/17	500,000	499,782
4,5	DNB Bank ASA	1.350%	3/15/18	502,000	501,993
4,5	HSBC Bank plc	1.533%	12/20/17	305,500	305,500
4,5	HSBC Bank plc	1.613%	3/19/18	160,750	160,750
4,5	HSBC Bank plc	1.558%	4/24/18	110,000	110,000
4,5	HSBC Bank plc	1.559%	4/25/18	63,000	63,000
4,5	HSBC Bank plc	1.528%	10/24/18	123,000	123,000
4,5	HSBC Bank plc	1.529%	10/25/18	61,250	61,250
4,5	HSBC Bank plc	1.442%	11/5/18	86,000	86,000
4,5	HSBC Bank plc	1.549%	11/26/18	142,600	142,600
5	ING US Funding LLC	1.385%	12/12/17	36,000	36,001
4,5	National Australia Bank Ltd.	1.413%	1/3/18	283,000	283,000
4,5	National Australia Bank Ltd.	1.383%	1/19/18	360,000	360,000
4,5	National Australia Bank Ltd.	1.355%	2/12/18	100,000	100,000
4,5	National Australia Bank Ltd.	1.500%	5/30/18	186,000	186,000

4,5	National Australia Bank Ltd.	1.500%	5/31/18	160,000	160,000
4,5	National Australia Bank Ltd.	1.385%	6/12/18	435,000	435,000
4,5	National Australia Bank Ltd.	1.500%	7/30/18	600,000	600,000
	Natixis (New York Branch)	1.170%	12/6/17	612,000	611,901
4	Nederlandse Waterschapsbank NV	1.190%	12/4/17	2,571	2,571
4	Nederlandse Waterschapsbank NV	1.190%	12/5/17	828,500	828,390
4	Nederlandse Waterschapsbank NV	1.190%	12/6/17	305,750	305,699
4	Nederlandse Waterschapsbank NV	1.200%	12/8/17	486,150	486,037
4	Nordea Bank AB	1.321%	12/22/17	400,000	399,693
4	Nordea Bank AB	1.395%	3/1/18	190,000	189,342
4	Nordea Bank AB	1.395%	3/8/18	494,750	492,904
4	Nordea Bank AB	1.395%	3/9/18	198,000	197,253
4	Nordea Bank AB	1.395%	3/12/18	130,000	129,495
4	Nordea Bank AB	1.461%	4/12/18	614,000	610,736
4	Nordea Bank AB	1.476%	4/16/18	148,000	147,181
4	NRW Bank	1.210%	12/6/17	306,250	306,198
4	Skandinaviska Enskilda Banken AB	1.476%	4/18/18	200,000	198,877
	Swedbank AB	1.406%	2/2/18	59,060	58,915
	Swedbank AB	1.406%	2/5/18	179,500	179,039
	Swedbank AB	1.406%	2/6/18	160,440	160,022
	Swedbank AB	1.437%	2/14/18	158,000	157,529
	Swedbank AB	1.437%	2/15/18	158,000	157,523
	Swedbank AB	1.437%	2/16/18	54,000	53,835
	Swedbank AB	1.400%	3/1/18	126,750	126,310
	Swedbank AB	1.395%	3/5/18	138,500	137,999
	Swedbank AB	1.390%	3/12/18	200,000	199,226
	Swedbank AB	1.390%	3/13/18	200,000	199,218
	Swedbank AB	1.390%	3/14/18	200,000	199,210
	Swedbank AB	1.390%	3/15/18	205,750	204,929
	Swedbank AB	1.583%	5/4/18	211,000	209,583
4,5	Toronto Dominion Bank	1.402%	6/5/18	250,000	250,000
4,5	Toronto Dominion Bank	1.436%	9/14/18	260,000	260,000
4,5	Toronto Dominion Bank	1.446%	11/14/18	792,000	792,000
4,5	Westpac Banking Corp.	1.766%	12/14/17	355,000	355,000
4,5	Westpac Banking Corp.	1.764%	1/8/18	200,000	200,000
4,5	Westpac Banking Corp.	1.693%	2/2/18	600,000	600,000
4,5	Westpac Banking Corp.	1.582%	3/1/18	198,000	198,000
4,5	Westpac Banking Corp.	1.509%	5/25/18	312,000	312,000
4,5	Westpac Banking Corp.	1.406%	6/14/18	186,000	186,000
4,5	Westpac Banking Corp.	1.410%	6/15/18	400,000	400,000
4,5	Westpac Banking Corp.	1.473%	9/20/18	250,000	249,992
4,5	Westpac Banking Corp.	1.519%	9/27/18	199,000	198,994
4,5	Westpac Banking Corp.	1.528%	9/28/18	200,000	200,000
					27,843,764
Foreign Governments (1.7%)
4	CDP Financial Inc.	1.430%	3/1/18	23,250	23,168
4	CDP Financial Inc.	1.460%	3/26/18	60,000	59,722
4	CDP Financial Inc.	1.491%	3/29/18	53,800	53,539
4	CDP Financial Inc.	1.471%	4/3/18	112,750	112,182
4	CDP Financial Inc.	1.470%	4/4/18	51,000	50,744
4	CDP Financial Inc.	1.471%	4/10/18	27,000	26,858
4	CDP Financial Inc.	1.512%	4/20/18	27,600	27,438
4	CDP Financial Inc.	1.542%	4/30/18	39,250	39,000
4	CDP Financial Inc.	1.562%	5/11/18	29,250	29,047
6	CPPIB Capital Inc.	1.266%	1/18/18	297,000	296,501
	Export Development Canada	1.306%	1/3/18	146,500	146,325
	Export Development Canada	1.306%	1/8/18	64,000	63,912

	Export Development Canada	1.306%	1/9/18	127,500	127,320
	Export Development Canada	1.306%	1/10/18	63,750	63,658
	Export Development Canada	1.306%	1/11/18	63,750	63,656
6	Ontario Teachers' Finance Trust	1.432%	4/10/18	66,000	65,660
6	Ontario Teachers' Finance Trust	1.482%	4/19/18	45,500	45,242
6	Ontario Teachers' Finance Trust	1.493%	4/30/18	6,250	6,211
4,6	Ontario Teachers' Finance Trust	1.504%	5/9/18	14,000	13,908
5,6	PSP Capital Inc.	1.363%	4/20/18	108,250	108,250
4,5,6PSP Capital Inc.		1.509%	10/26/18	122,500	122,500
4	Quebec	1.297%	2/1/18	91,165	90,962
4	Quebec	1.307%	2/8/18	30,250	30,175
					1,665,978
Foreign Industrial (0.6%)
4	Nestle Capital Corp.	0.095%	1/8/18	129,000	128,827
	Nestle Finance International Ltd.	1.275%	1/3/18	64,250	64,175
	Nestle Finance International Ltd.	1.275%	1/5/18	124,000	123,847
	Nestle Finance International Ltd.	1.276%	1/8/18	65,000	64,913
	Nestle Finance International Ltd.	1.276%	1/9/18	54,800	54,725
	Toyota Capital Canada Ltd.	1.306%	12/12/17	49,500	49,480
	Toyota Credit Canada Inc.	1.376%	12/18/17	16,000	15,990
	Toyota Credit Canada Inc.	1.377%	12/19/17	32,000	31,978
	Toyota Credit Canada Inc.	1.609%	3/27/18	30,750	30,591
	Toyota Credit Canada Inc.	1.609%	3/29/18	30,750	30,589
					595,115
Industrial (0.8%)
	Exxon Mobil Corp.	1.080%	12/1/17	62,000	62,000
5	General Electric Co.	1.417%	3/29/18	371,250	371,250
5	General Electric Co.	1.417%	3/29/18	273,500	273,500
5	General Electric Co.	1.417%	3/29/18	30,250	30,250
4	The Coca-Cola Co.	1.317%	2/15/18	66,000	65,818
					802,818
Total Commercial Paper (Cost $32,787,488)					32,787,488
Certificates of Deposit (32.7%)
Domestic Banks (7.7%)
	Citibank NA	1.400%	2/13/18	544,500	544,500
5	HSBC Bank USA NA	1.603%	3/2/18	67,250	67,250
5	HSBC Bank USA NA	1.602%	3/6/18	101,250	101,250
5	HSBC Bank USA NA	1.553%	4/3/18	130,000	130,000
5	HSBC Bank USA NA	1.563%	4/19/18	63,000	63,000
5	HSBC Bank USA NA	1.483%	5/3/18	273,500	273,500
5	HSBC Bank USA NA	1.432%	6/5/18	150,000	150,000
5	HSBC Bank USA NA	1.464%	8/16/18	48,300	48,300
5	HSBC Bank USA NA	1.487%	8/21/18	99,000	99,000
5	HSBC Bank USA NA	1.442%	8/31/18	257,000	257,000
5	HSBC Bank USA NA	1.433%	10/2/18	153,000	153,000
5	HSBC Bank USA NA	1.443%	11/2/18	71,975	71,975
5	HSBC Bank USA NA	1.533%	11/23/18	82,250	82,250
5	HSBC Bank USA NA	1.549%	11/27/18	30,750	30,750
5	State Street Bank & Trust Co.	1.439%	4/26/18	1,225,000	1,225,000
5	State Street Bank & Trust Co.	1.364%	5/8/18	1,000,000	1,000,000
5	Wells Fargo Bank NA	1.342%	12/1/17	209,000	209,000
5	Wells Fargo Bank NA	1.376%	1/16/18	600,000	600,000
5	Wells Fargo Bank NA	1.376%	1/17/18	600,000	600,000
5	Wells Fargo Bank NA	1.352%	3/5/18	320,000	320,000
5	Wells Fargo Bank NA	1.355%	3/12/18	205,000	205,000
5	Wells Fargo Bank NA	1.352%	4/6/18	460,000	460,000

5	Wells Fargo Bank NA	1.376%	5/10/18	499,000	499,000
5	Wells Fargo Bank NA	1.469%	5/29/18	210,000	210,000
					7,399,775
Yankee Certificates of Deposit (25.0%)
5	Bank of Montreal (Chicago Branch)	1.352%	12/6/17	153,250	153,250
5	Bank of Montreal (Chicago Branch)	1.353%	12/7/17	231,250	231,250
5	Bank of Montreal (Chicago Branch)	1.439%	12/27/17	325,000	325,000
5	Bank of Montreal (Chicago Branch)	1.477%	1/29/18	322,000	322,000
5	Bank of Montreal (Chicago Branch)	1.374%	2/9/18	245,000	244,997
5	Bank of Montreal (Chicago Branch)	1.459%	2/26/18	392,000	391,995
5	Bank of Montreal (Chicago Branch)	1.373%	3/2/18	168,000	168,000
5	Bank of Montreal (Chicago Branch)	1.395%	4/13/18	140,000	140,000
5	Bank of Montreal (Chicago Branch)	1.392%	6/1/18	243,000	243,000
5	Bank of Montreal (Chicago Branch)	1.510%	6/29/18	573,000	573,000
5	Bank of Nova Scotia (Houston Branch)	1.424%	2/22/18	633,000	633,000
5	Bank of Nova Scotia (Houston Branch)	1.395%	4/13/18	464,000	464,000
	Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
	Branch)	1.350%	1/4/18	955,000	955,000
4,5	Canadian Imperial Bank of Commerce (New
	York Branch)	1.413%	2/20/18	945,000	945,000
5	Canadian Imperial Bank of Commerce (New
	York Branch)	1.393%	12/18/17	150,000	150,000
5	Canadian Imperial Bank of Commerce (New
	York Branch)	1.375%	3/12/18	505,000	505,000
	Credit Agricole Corporate and Investment Bank
	(New York Branch)	1.170%	12/4/17	122,000	122,000
	Credit Industriel et Commercial (New York
	Branch)	1.170%	12/6/17	1,597,000	1,597,000
	Credit Industriel et Commercial (New York
	Branch)	1.170%	12/7/17	310,000	310,000
	Credit Suisse AG (New York Branch)	1.330%	12/29/17	495,000	495,000
5	DNB Bank ASA (New York Branch)	1.448%	2/28/18	450,000	450,000
5	DNB Bank ASA (New York Branch)	1.362%	5/7/18	250,000	250,000
	KBC Bank NV (New York Branch)	1.180%	12/6/17	1,928,000	1,928,000
	Lloyds Bank plc (New York Branch)	1.290%	12/11/17	99,000	99,000
	Natixis (New York Branch)	1.160%	12/4/17	274,000	274,000
	Natixis (New York Branch)	1.170%	12/6/17	647,000	647,000
	Nordea Bank AB (New York Branch)	1.315%	12/14/17	498,000	498,000
	Nordea Bank AB (New York Branch)	1.455%	4/12/18	100,000	99,998
	Nordea Bank AB (New York Branch)	1.590%	5/14/18	60,750	60,749
	Nordea Bank AB (New York Branch)	1.590%	5/17/18	60,000	59,999
5	Royal Bank of Canada (New York Branch)	1.543%	12/20/17	225,000	225,000
5	Royal Bank of Canada (New York Branch)	1.396%	2/20/18	245,000	245,000
5	Royal Bank of Canada (New York Branch)	1.593%	3/7/18	100,875	100,875
5	Royal Bank of Canada (New York Branch)	1.393%	3/16/18	979,000	979,000
5	Royal Bank of Canada (New York Branch)	1.603%	3/20/18	128,400	128,400
5	Royal Bank of Canada (New York Branch)	1.385%	4/13/18	700,000	700,000
5	Royal Bank of Canada (New York Branch)	1.400%	6/15/18	517,000	517,000
	Skandinaviska Enskilda Banken AB (New York
	Branch)	1.160%	12/7/17	125,000	125,000
	Skandinaviska Enskilda Banken AB (New York
	Branch)	1.300%	12/22/17	550,000	550,000
5	Skandinaviska Enskilda Banken AB (New York
	Branch)	1.384%	12/22/17	148,500	148,499
5	Skandinaviska Enskilda Banken AB (New York
	Branch)	1.384%	12/22/17	148,500	148,500

5 Skandinaviska Enskilda Banken AB (New York
Branch)	1.394%	12/22/17	673,000	673,000
5 Skandinaviska Enskilda Banken AB (New York
Branch)	1.418%	12/28/17	63,000	63,000
5 Skandinaviska Enskilda Banken AB (New York
Branch)	1.428%	12/28/17	152,000	152,000
5 Skandinaviska Enskilda Banken AB (New York
Branch)	1.332%	3/6/18	150,000	150,000
5 Skandinaviska Enskilda Banken AB (New York
Branch)	1.384%	3/22/18	198,000	198,000
5 Sumitomo Mitsui Banking Corp. (New York
Branch)	1.362%	12/1/17	315,750	315,750
5 Sumitomo Mitsui Banking Corp. (New York
Branch)	1.365%	12/11/17	482,000	482,000
5 Svenska HandelsBanken AB (New York
Branch)	1.364%	12/8/17	189,000	189,000
5 Svenska HandelsBanken AB (New York
Branch)	1.467%	1/29/18	941,000	941,000
5 Svenska HandelsBanken AB (New York
Branch)	1.413%	2/20/18	785,000	785,000
5 Svenska HandelsBanken AB (New York
Branch)	1.500%	4/30/18	135,000	135,000
5 Svenska HandelsBanken AB (New York
Branch)	1.382%	8/6/18	461,000	460,984
Swedbank AB (New York Branch)	1.310%	12/28/17	389,000	389,000
Swedbank AB (New York Branch)	1.390%	3/2/18	457,000	457,000
Toronto Dominion Bank (New York Branch)	1.400%	12/8/17	405,000	405,000
5 Toronto Dominion Bank (New York Branch)	1.430%	6/15/18	490,000	490,000
5 Toronto Dominion Bank (New York Branch)	1.446%	8/10/18	694,000	694,000
				24,182,246
Total Certificates of Deposit (Cost $31,582,021)				31,582,021
Other Notes (1.9%)
5 Bank of America NA	1.362%	12/4/17	153,000	153,000
5 Bank of America NA	1.353%	1/2/18	157,000	157,000
5 Bank of America NA	1.354%	1/8/18	247,500	247,500
5 Bank of America NA	1.353%	3/7/18	128,500	128,500
5 Bank of America NA	1.353%	4/3/18	153,250	153,250
5 Bank of America NA	1.363%	4/3/18	60,000	60,000
5 Bank of America NA	1.362%	4/5/18	60,000	60,000
5 Bank of America NA	1.354%	4/9/18	220,500	220,500
5 Bank of America NA	1.355%	4/11/18	153,750	153,750
5 Bank of America NA	1.363%	5/2/18	155,500	155,500
5 Bank of America NA	1.363%	5/14/18	149,750	149,750
5 Bank of America NA	1.393%	5/16/18	155,500	155,500
Total Other Notes (Cost $1,794,250)				1,794,250
Repurchase Agreement (2.3%)
Federal Reserve Bank of New York (Dated
11/30/2017, Repurchase Value
$2,193,061,000, collateralized by U.S.
Treasury Note/Bond 1.250%, 3/31/21, with
a value of $2,193,061,000)	1.000%	12/1/17	2,193,000	2,193,000
Total Repurchase Agreements (Cost $2,193,000)				2,193,000

Taxable Municipal Bonds (0.1%)
7	Greene County GA Development Authority
	Revenue VRDO	1.240%	12/7/17	6,250	6,250
6	Los Angeles CA Department of Water &
	Power Revenue TOB VRDO	1.350%	12/7/17	9,900	9,900
6	Massachusetts Transportation Fund
	Revenue TOB VRDO	1.350%	12/7/17	9,900	9,900
6	Seattle WA Municipal Light & Power
	Revenue TOB VRDO	1.350%	12/7/17	9,900	9,900
	University of Texas System Revenue
	Financing System Revenue VRDO	1.150%	12/7/17	62,000	62,000
	University of Texas System Revenue
	Financing System Revenue VRDO	1.150%	12/7/17	34,500	34,500
Total Taxable Municipal Bonds (Cost $132,450)					132,450
Total Investments (100.5%) (Cost $96,952,333)					96,952,333
					Amount
					($000)
Other Assets and Liabilities-Net (-0.5%)					(477,546)
Net Assets (100%)					96,474,787

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security based upon 3-month U.S. Treasury Bill Auction High Money Market Yield plus spread.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At
November 30, 2017, the aggregate value of these securities was $25,025,486,000, representing 25.9% of net assets.
5 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate value of these securities was $687,972,000, representing 0.7% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Prime Money Market Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At November 30, 2017, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Federal Money Market Fund

Schedule of Investments (unaudited)
As of November 30, 2017

				Face	Market
			Maturity	Amount	Value
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (81.5%)
2	Fannie Mae Discount Notes	1.000%	12/1/17	509	509
2	Fannie Mae Discount Notes	1.239%	2/7/18	96,000	95,776
3	Federal Home Loan Bank Discount Notes	0.900%–1.032%	12/1/17	219,912	219,912
3	Federal Home Loan Bank Discount Notes	1.032%	12/12/17	100,000	99,968
3	Federal Home Loan Bank Discount Notes	1.027%	12/14/17	200,000	199,926
3	Federal Home Loan Bank Discount Notes	1.036%–1.079%	12/15/17	177,750	177,678
3	Federal Home Loan Bank Discount Notes	1.042%	12/18/17	750,000	749,632
3	Federal Home Loan Bank Discount Notes	1.042%	12/19/17	150,000	149,922
3	Federal Home Loan Bank Discount Notes	1.052%	12/20/17	297,000	296,835
3	Federal Home Loan Bank Discount Notes	1.042%	12/22/17	800,000	799,515
3	Federal Home Loan Bank Discount Notes	1.084%	1/18/18	415,000	414,402
3	Federal Home Loan Bank Discount Notes	1.252%	1/24/18	429,900	429,094
3	Federal Home Loan Bank Discount Notes	1.203%	2/1/18	368,000	367,239
3	Federal Home Loan Bank Discount Notes	1.255%	3/7/18	500,000	498,333
3	Federal Home Loan Bank Discount Notes	1.167%	3/16/18	100,000	99,662
3	Federal Home Loan Bank Discount Notes	1.157%	3/20/18	50,000	49,826
3	Federal Home Loan Bank Discount Notes	1.212%	4/6/18	206,000	205,131
3	Federal Home Loan Bank Discount Notes	1.233%	4/11/18	475,000	472,883
3	Federal Home Loan Bank Discount Notes	1.233%	4/18/18	75,000	74,648
3	Federal Home Loan Bank Discount Notes	1.248%	4/20/18	215,000	213,963
3,4 Federal Home Loan Banks		1.167%	2/1/18	495,000	495,010
3,5 Federal Home Loan Banks		1.293%	3/2/18	250,000	250,001
3,5 Federal Home Loan Banks		1.223%	3/7/18	500,000	500,000
3,5 Federal Home Loan Banks		1.333%	3/23/18	500,000	500,000
3,5 Federal Home Loan Banks		1.226%	5/1/18	500,000	500,000
3,5 Federal Home Loan Banks		1.078%	5/3/18	100,000	99,981
3,5 Federal Home Loan Banks		1.109%	5/9/18	500,000	500,000
3,5 Federal Home Loan Banks		1.131%	5/17/18	500,000	500,000
3,5 Federal Home Loan Banks		1.178%	5/23/18	750,000	750,000
3,5 Federal Home Loan Banks		1.193%	5/25/18	750,000	750,000
3,5 Federal Home Loan Banks		1.231%	6/1/18	500,000	500,000
3,5 Federal Home Loan Banks		1.231%	6/1/18	500,000	500,000
3,5 Federal Home Loan Banks		1.105%	6/12/18	350,000	350,000
3,5 Federal Home Loan Banks		1.105%	6/12/18	230,000	230,000
3,5 Federal Home Loan Banks		1.105%	6/13/18	250,000	250,000
3,5 Federal Home Loan Banks		1.106%	6/14/18	500,000	500,000
3,5 Federal Home Loan Banks		1.110%	8/20/18	44,850	44,841
3,5 Federal Home Loan Banks		1.098%	8/24/18	1,750,000	1,750,000
3,5 Federal Home Loan Banks		1.213%	8/24/18	750,000	750,000
3,5 Federal Home Loan Banks		1.232%	8/28/18	250,000	250,000
3,5 Federal Home Loan Banks		1.246%	8/28/18	500,000	500,000
3,5 Federal Home Loan Banks		1.106%	9/18/18	240,000	239,937
3,5 Federal Home Loan Banks		1.246%	9/27/18	600,000	600,000
3,5 Federal Home Loan Banks		1.154%	11/8/18	100,000	99,996
3,5 Federal Home Loan Banks		1.158%	11/20/18	1,000,000	1,000,000
3,5 Federal Home Loan Banks		1.207%	11/21/18	500,000	500,000
3,5 Federal Home Loan Banks		1.233%	11/23/18	230,000	230,000
3,5 Federal Home Loan Banks		1.245%	11/28/18	600,000	600,000
2,5 Federal Home Loan Mortgage Corp.		1.307%	1/5/18	285,000	285,000
2,4 Federal Home Loan Mortgage Corp.		1.319%	1/8/18	125,000	125,000

2,5 Federal Home Loan Mortgage Corp.		1.095%	1/11/18	750,000	750,000
2,4 Federal Home Loan Mortgage Corp.		1.327%	1/12/18	25,000	25,000
2,5 Federal Home Loan Mortgage Corp.		1.334%	1/16/18	275,000	275,000
2,5 Federal Home Loan Mortgage Corp.		1.397%	1/29/18	500,000	500,000
2,5 Federal Home Loan Mortgage Corp.		1.314%	2/26/18	500,000	500,000
2,5 Federal Home Loan Mortgage Corp.		1.229%	3/9/18	650,000	650,000
2,5 Federal Home Loan Mortgage Corp.		1.257%	7/6/18	750,000	750,000
2,5 Federal Home Loan Mortgage Corp.		1.133%	8/20/18	2,000,000	2,000,000
2,4 Federal National Mortgage Assn.		1.276%	3/21/18	400,000	400,087
2	Freddie Mac Discount Notes	1.229%	2/21/18	42,415	42,297
2	Freddie Mac Discount Notes	1.176%	3/13/18	1,000,000	996,685
2	Freddie Mac Discount Notes	1.167%	3/16/18	244,048	243,222
2	Freddie Mac Discount Notes	1.196%	3/19/18	1,000,000	996,430
	United States Treasury Bill	1.038%–1.106%	12/14/17	4,600,000	4,598,215
	United States Treasury Bill	1.116%	12/28/17	750,000	749,376
	United States Treasury Bill	1.131%	1/11/18	75,000	74,897
	United States Treasury Bill	1.093%–1.111%	1/18/18	4,850,000	4,842,886
	United States Treasury Bill	1.108%–1.136%	1/25/18	5,000,000	4,991,463
	United States Treasury Bill	1.136%	2/1/18	3,000,000	2,994,162
	United States Treasury Bill	1.189%	2/8/18	3,000,000	2,993,186
	United States Treasury Bill	1.121%–1.244%	2/15/18	3,500,000	3,491,102
	United States Treasury Bill	1.121%	2/22/18	2,750,000	2,742,931
	United States Treasury Bill	1.268%	5/3/18	3,000,000	2,983,935
	United States Treasury Bill	1.309%	5/10/18	2,000,000	1,988,444
	United States Treasury Bill	1.369%	5/17/18	3,000,000	2,981,073
	United States Treasury Bill	1.425%	5/24/18	2,250,000	2,234,612
	United States Treasury Bill	1.445%	5/31/18	2,250,000	2,233,767
6	United States Treasury Floating Rate Note	1.459%	10/31/18	600,000	600,006
Total U.S. Government and Agency Obligations (Cost $68,393,396)					68,393,396
Repurchase Agreements (19.2%)
	Bank of Montreal
	(Dated 11/30/17, Repurchase Value
	$400,011,000, collateralized by Treasury
	Inflation Indexed Note/Bond 2.375%,
	1/15/25, U.S. Treasury Bill 0.000%, 1/2/18,
	and U.S. Treasury Note/Bond 1.375%-
	2.375%, 9/30/18-11/15/27, with a value of
	$408,000,000)	1.030%	12/1/17	400,000	400,000
	Bank of Montreal
	(Dated 11/7/17, Repurchase Value
	$250,475,000, collateralized by Treasury
	Inflation Indexed Note/Bond 0.750%-
	2.500%, 1/15/29-2/15/45, and U.S.
	Treasury Note/Bond 1.375%-3.500%,
	10/31/19-11/15/47, with a value of
	$255,000,000)	1.160%	12/7/17	250,000	250,000
	Bank of Montreal
	(Dated 11/10/17, Repurchase Value
	$250,500,000, collateralized by U.S.
	Treasury Note/Bond 1.125%-3.625%,
	9/30/21-2/15/47, with a value of
	$255,000,000)	1.200%	12/7/17	250,000	250,000

Bank of Nova Scotia
(Dated 11/30/17, Repurchase Value
$1,250,036,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
3.625%, 4/15/20-2/15/43, and U.S.
Treasury Note/Bond 1.125%-8.125%,
2/28/19-11/15/45, with a value of
$1,275,000,000)	1.030%	12/1/17	1,250,000	1,250,000
Canadian Imperial Bank of Commerce
(Dated 11/30/17, Repurchase Value
$2,000,058,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
1.375%, 4/15/19-2/15/44, and U.S.
Treasury Note/Bond 0.875%-3.750%,
7/31/19-2/15/47, with a value of
$2,040,000,000)	1.040%	12/1/17	2,000,000	2,000,000
Credit Agricole Corporate & Investment Bank
NY Branch
(Dated 11/30/17, Repurchase Value
$2,000,057,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
3.625%, 1/15/22-2/15/47, U.S. Treasury Bill
0.000%, 12/7/17-3/15/18, and U.S.
Treasury Note/Bond 0.750%-8.000%,
2/15/18-11/15/47, with a value of
$2,040,000,000)	1.030%	12/1/17	2,000,000	2,000,000
Credit Agricole Corporate & Investment Bank
NY Branch
(Dated 11/24/17, Repurchase Value
$500,104,000, collateralized by U.S.
Treasury Note/Bond 2.125%, 11/30/24, with
a value of $510,000,000)	1.070%	12/1/17	500,000	500,000
Credit Agricole Corporate & Investment Bank
NY Branch
(Dated 11/28/17, Repurchase Value
$500,102,000, collateralized by U.S.
Treasury Note/Bond 1.875%-2.125%,
2/28/22-11/30/24, with a value of
$510,000,000)	1.050%	12/5/17	500,000	500,000
Credit Agricole Corporate & Investment Bank
NY Branch
(Dated 11/29/17, Repurchase Value
$500,100,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.375%-
0.625%, 7/15/21-7/15/23, and U.S.
Treasury Note/Bond 1.500%-2.500%,
5/31/19-5/15/46, with a value of
$510,000,000)	1.030%	12/6/17	500,000	500,000
Credit Agricole Corporate & Investment Bank
NY Branch
(Dated 11/30/17, Repurchase Value
$500,101,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%,
4/15/20, and U.S. Treasury Note/Bond
1.750%, 11/30/19, with a value of
$510,000,000)	1.040%	12/7/17	500,000	500,000

Credit Suisse Securities (USA), LLC
(Dated 11/30/17, Repurchase Value
$1,000,028,000, collateralized by U.S.
Treasury Note/Bond 0.750%-2.875%,
8/31/18-11/15/46, with a value of
$1,020,001,000)	1.020%	12/1/17	1,000,000	1,000,000
Federal Reserve Bank of New York
(Dated 11/30/17, Repurchase Value
$1,380,038,000, collateralized by U.S.
Treasury Note/Bond 1.250%-2.000%,
3/31/21-3/31/23, with a value of
$3,573,099,000)	1.000%	12/1/17	1,380,000	1,380,000
JP Morgan Securities LLC
(Dated 11/30/17, Repurchase Value
$550,016,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.625%-
3.875%, 4/15/28-2/15/47, with a value of
$561,003,000)	1.040%	12/1/17	550,000	550,000
Merrill Lynch Pierce Fenner & Smith Inc.
(Dated 11/30/17, Repurchase Value
$175,005,000, collateralized by U.S.
Treasury Note/Bond 1.500%-2.000%,
12/31/21-8/15/26, with a value of
$178,500,000)	1.030%	12/1/17	175,000	175,000
Mizuho Securities (USA) Inc.
(Dated 11/30/17, Repurchase Value
$500,014,000, collateralized by U.S.
Treasury Note/Bond 1.250%-2.500%,
6/30/23-8/15/46, with a value of
$510,000,000)	1.040%	12/1/17	500,000	500,000
RBC Capital Markets LLC
(Dated 11/6/17, Repurchase Value
$500,967,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
1.375%, 1/15/21-2/15/44, U.S. Treasury Bill
0.000%, 5/10/18-9/13/18, and U.S.
Treasury Note/Bond 0.625%-8.750%,
12/31/17-2/15/46, with a value of
$510,000,000)	1.160%	12/7/17	500,000	500,000
RBC Capital Markets LLC
(Dated 11/9/17, Repurchase Value
$500,983,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
3.875%, 1/15/20-2/15/46, U.S. Treasury Bill
0.000%, 12/7/17-9/13/18, and U.S.
Treasury Note/Bond 0.750%-5.375%,
12/31/17-5/15/47, with a value of
$510,000,000)	1.180%	12/7/17	500,000	500,000
RBC Capital Markets LLC
(Dated 11/10/17, Repurchase Value
$1,252,479,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
2.375%, 7/15/18-2/15/46, U.S. Treasury Bill
0.000%, 12/14/17-11/8/18, and U.S.
Treasury Note/Bond 0.625%-9.000%,
12/15/17-2/15/47, with a value of
$1,275,000,000)	1.190%	12/7/17	1,250,000	1,250,000

RBC Capital Markets LLC
(Dated 11/13/17, Repurchase Value
$250,504,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
2.375%, 4/15/18-1/15/27, U.S. Treasury Bill
0.000%, 5/31/18-9/13/18, and U.S.
Treasury Note/Bond 0.875%-8.500%,
10/15/18-2/15/47, with a value of
$255,000,000)	1.210%	12/7/17	250,000	250,000
RBC Capital Markets LLC
(Dated 11/14/17, Repurchase Value
$501,000,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
2.375%, 4/15/18-2/15/44, U.S. Treasury Bill
0.000%, 12/14/17-2/22/18, and U.S.
Treasury Note/Bond 0.750%-8.750%,
1/31/18-5/15/47, with a value of
$510,000,000)	1.220%	12/7/17	500,000	500,000
TD Securities (USA) LLC
(Dated 11/30/17, Repurchase Value
$200,006,000, collateralized by U.S.
Treasury Note/Bond 1.375%-1.875%,
1/31/21-7/31/22, with a value of
$204,000,000)	1.030%	12/1/17	200,000	200,000
TD Securities (USA) LLC
(Dated 11/24/17, Repurchase Value
$400,085,000, collateralized by U.S.
Treasury Bill 0.000%, 3/8/18, and U.S.
Treasury Note/Bond 1.750%-4.250%,
2/28/22-11/15/40, with a value of
$408,000,000)	1.090%	12/1/17	400,000	400,000
TD Securities (USA) LLC
(Dated 11/29/17, Repurchase Value
$100,020,000, collateralized by U.S.
Treasury Note/Bond 2.125%, 11/30/24, with
a value of $102,000,000)	1.030%	12/6/17	100,000	100,000
TD Securities (USA) LLC
(Dated 11/29/17, Repurchase Value
$675,137,000, collateralized by Federal
Home Loan Banks 1.750%, 6/12/20,
Federal National Mortgage Assn. 1.000%-
7.250%, 10/24/19-5/15/30, and Treasury
Inflation Indexed Note/Bond 0.125%,
4/15/19, with a value of $692,777,000)	1.040%	12/6/17	675,000	675,000
Total Repurchase Agreements (Cost $16,130,000)				16,130,000
Total Investments (100.7%) (Cost $84,523,396)				84,523,396
Other Assets and Liabilities-Net (-0.7%)				(577,396)
Net Assets (100%)				83,946,000

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
5 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
6 Adjustable-rate security based upon 3-month U.S. Treasury Bill Auction High Money Market Yield plus spread.
USD—United School District.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At November 30, 2017, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONEY MARKET RESERVES

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES
By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: January 22, 2018
VANGUARD MONEY MARKET RESERVES
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 22, 2018

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.